Notes Payable – Related Party (Tables)	9 Months Ended
Sep. 30, 2023
Notes Payable Related Party [Abstract]
Schedule of Finance Expense	During the nine month period ended September 30, 2023, the Company recorded finance expense of $0 (December 31, 2022 - $60,770). As of September 30, 2023, all notes are fully accreted.
Amount ($)
Balance, December 31, 2021	2,786,183
Foreign currency adjustment	(177,690)
Repayments	(64,550)
Finance expense	60,770
Balance, December 31, 2022	2,604,713
Foreign currency adjustment	8,119
Repayments	(821,292)
Balance, September 30, 2023	1,791,540
Current	1,791,540
Non-current	0